Future Minimum Annual Rentals, Excluding Percentage Rentals Noncancelable Lease Terms Greater Than One Year (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	Apr. 27, 2013
Operating Leased Assets [Line Items]
2014	$ 997
2015	742
2016	232
2017	39
2018	0
After 2018	$ 0